Accounts receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Insurance receivables		$ 1,322	$ 204
Freight and time charter receivables		962	22
Other receivables		1,478	803
Accounts receivable		78,174	69,718
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party receivables		74,412	68,689
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		44,739	33,288
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		17,689	24,563
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		2,984	4,559
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		9,000	3,705
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		0	63
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		$ 0	$ 2,511
Commission on gross revenue, per charter fixture	0.85%